DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	ekuo6xa*
FILER
PERIOD		09/30/2011
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	November 9, 2011
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Goldman Sachs Grp Inc                           38144x500     1068    44350 SH       Sole                                      44350
3M Company                     COM              88579Y101      692     9640 SH       Sole                                       9640
A T & T Corp                   COM              00206R102    15177   532158 SH       Sole                                     532158
Agrium Inc                     COM              008916108    13366   200512 SH       Sole                                     200512
Alexco Resource Corp           COM              01535P106     5258   775460 SH       Sole                                     775460
Allied Nevada Gold Corp        COM              019344100    32459   906418 SH       Sole                                     906418
Amerigas Partners Inc          COM              030975106    11018   250461 SH       Sole                                     250461
Anadarko Petroleum Corp        COM              032511107    29488   467695 SH       Sole                                     467695
Apache Corp                    COM              037411105    16847   209959 SH       Sole                                     209959
Barrick Gold Corp              COM              067901108     1164    24955 SH       Sole                                      24955
Brigham Exploration Co         COM              109178103     8341   330065 SH       Sole                                     330065
Bristol Myers Squibb Co        COM              110122108    39988  1274307 SH       Sole                                    1274307
Canadian National Railroad     COM              136375102      854    12830 SH       Sole                                      12830
Caterpillar Inc                COM              149123101     6757    91506 SH       Sole                                      91506
Chevron Texaco Corp            COM              166764100     1247    13468 SH       Sole                                      13468
Cliffs Natural Resources Corp  COM              18683K101    27476   536958 SH       Sole                                     536958
Colgate-Palmolive Co           COM              194162103     2641    29785 SH       Sole                                      29785
Commercial Metals Co.          COM              201723103     1153   121232 SH       Sole                                     121232
Con Edison Co Of NY            COM              209115104    14967   262487 SH       Sole                                     262487
Crown Cork & Seal Co Inc       COM              228368106      275     9000 SH       Sole                                       9000
CSX Corp                       COM              126408103    12617   675790 SH       Sole                                     675790
Deere & Co                     COM              244199105    18455   285817 SH       Sole                                     285817
Devon Energy Corp              COM              25179M103    12722   229473 SH       Sole                                     229473
Diageo Corp                    COM              25243Q205     1404    18491 SH       Sole                                      18491
Duke Energy Corp               COM              26441C105    18510   925957 SH       Sole                                     925957
Enterprise Products Partners L COM              293792107    30789   766846 SH       Sole                                     766846
Exxon Mobil Corp               COM              30231G102     1524    20983 SH       Sole                                      20983
Freeport McMoran Copper & Gold COM              35671D857     7618   250190 SH       Sole                                     250190
Frontier Communications Corp   COM              35906A108     1259   206046 SH       Sole                                     206046
General Dynamics Corp          COM              369550108     2983    52437 SH       Sole                                      52437
General Electric Co            COM              369604103      352    23108 SH       Sole                                      23108
General Mills Inc              COM              370334104    13585   352955 SH       Sole                                     352955
Goldcorp Inc.                  COM              380956409    25061   549110 SH       Sole                                     549110
H J Heinz Co                   COM              423074103    10639   210757 SH       Sole                                     210757
Hecla Mining Co                COM              422704106    11134  2077271 SH       Sole                                    2077271
Hess Corp                      COM              42809H107    15410   293751 SH       Sole                                     293751
Hugoton Royalty Trust          COM              444717102     5958   279963 SH       Sole                                     279963
Integrys Energy Group Inc      COM              45822p105     1258    25870 SH       Sole                                      25870
Intl Business Machines Corp    COM              459200101     2878    16459 SH       Sole                                      16459
ITT Industries Inc             COM              450911102    18048   429705 SH       Sole                                     429705
Johnson & Johnson              COM              478160104      771    12104 SH       Sole                                      12104
Kinder Morgan Energy Partners  COM              494550106     3977    58160 SH       Sole                                      58160
Linn Energy LLC                COM              536020100    26092   731700 SH       Sole                                     731700
Marathon Pete Corp             COM              56585A102    10309   380961 SH       Sole                                     380961
Merck & Co Inc                 COM              58933y105     4616   141149 SH       Sole                                     141149
Mesabi Trust                   COM              590672101      481    23050 SH       Sole                                      23050
Molycorp Inc                   COM              608753109    15916   484211 SH       Sole                                     484211
Mosaic Company                 COM              61945c103     7808   159444 SH       Sole                                     159444
New Gold Inc                   COM              644535106    32310  3139907 SH       Sole                                    3139907
Newmont Mining Corp            COM              651639106    18117   287805 SH       Sole                                     287805
Norfolk & Southern Corp        COM              655844108    11276   184794 SH       Sole                                     184794
Northrop Grumman Corp          COM              666807102    11777   225745 SH       Sole                                     225745
Novartis AG-Sponsored ADR      COM              66987V109     6096   109313 SH       Sole                                     109313
Occidental Petroleum Corp      COM              674599105     2487    34778 SH       Sole                                      34778
Pepsico Inc                    COM              713448108     3146    50821 SH       Sole                                      50821
Permian Basin Royalty Trust    COM              714236106     8113   396510 SH       Sole                                     396510
Potash Corp                    COM              73755L107     9136   211390 SH       Sole                                     211390
RIO Tinto PLC                  COM              767204100      289     6560 SH       Sole                                       6560
San Juan Basin Royalty Tr      COM              798241105      711    30950 SH       Sole                                      30950
Silver Wheaton Corp            COM              828336107    10511   356897 SH       Sole                                     356897
South Jersey Industries        COM              838518108      425     8550 SH       Sole                                       8550
Southern Co                    COM              842587107     5310   125330 SH       Sole                                     125330
Spectra Energy Corp            COM              847560109      365    14890 SH       Sole                                      14890
Street Tracks Gold Trust       COM              78463v107    23495   148645 SH       Sole                                     148645
Teekay Offshore Partners L.P.  COM              y8565j101     6183   251555 SH       Sole                                     251555
Union Pacific Corp             COM              907818108     4518    55315 SH       Sole                                      55315
United Technologies            COM              913017109      351     4990 SH       Sole                                       4990
Weingarten Realty SBI          COM              948741103     1078    50917 SH       Sole                                      50917
Xcel Energy Inc                COM              98389B100     3405   137910 SH       Sole                                     137910
Yukon Nevada Gold Corp         COM              98849q101     1867  6550950 SH       Sole                                    6550950